Non-controlling interest	12 Months Ended
Dec. 31, 2022
Non-controlling interest.
Non-controlling interest
23.	Non-controlling interest:

As a result of operating agreements with non-wholly owned entities, the Company has control over these entities under IFRS, as the Company has power over all significant decisions made by these entities and thus 100% of the financial results of these subsidiaries are included in the Company’s consolidated financial results.

The following table summarizes the Company’s non-wholly owned entities incorporated during the reporting or comparative periods:

	Year	Ownership
Name	incorporated	interest
Greenbrook TMS Tampa LLC	2020	80%

The following summarizes changes in the Company’s non-wholly owned entities during the reporting or comparative periods:

(a)	On August 1, 2022, the Company acquired a portion of the non-controlling ownership interest in TMS NeuroHealth Centers Rockville LLC for $500,000. As at December 31, 2022, the Company has an ownership interest of 100% of TMS NeuroHealth Centers Rockville LLC.
(b)	Due to growth in Greenbrook TMS St. Louis LLC, on November 15, 2021, minority partners contributed capital of $87,000 to maintain a 20% ownership interest.
(c)	On September 23, 2021, a minority partner acquired a portion of the previously wholly-owned ownership interest in Greenbrook TMS Michigan LLC for $60,000. As at December 31, 2021, the Company has an ownership interest of 100% of Class A units and 85% of Class B units of Greenbrook TMS Michigan LLC.
(d)	On July 28, 2021, the Company acquired a portion of the non-controlling ownership interest in Greenbrook TMS St. Louis LLC for $208,411. As at December 31, 2021, the Company has an ownership interest of 80% of Greenbrook TMS St. Louis LLC.
(e)	On December 23, 2020, the Company acquired a portion of the non-controlling ownership interest in Greenbrook TMS Cleveland LLC for $51,440 for the forgiveness of certain debts owed to the Company and the termination of the transition service agreement signed with the former minority partner. As at December 31, 2020, the Company has an ownership interest of 88.24% of Class A units and 85.73% of Class B units of Greenbrook TMS Cleveland LLC.
23.	Non-controlling interest (continued):

The following table summarizes the aggregate financial information for the Company’s non-wholly owned entities as at December 31, 2022, December 31, 2021 and December 31, 2020:

	December 31,	December 31,	December 31,
	2022	2021	2020
Cash	$580,056	$1,885,606	$2,258,199
Accounts receivable, net	4,389,076	6,374,010	6,326,473
Prepaid expenses and other	483,082	345,239	273,295
Property, plant and equipment	1,085,006	1,013,161	926,243
Right-of-use assets	9,124,023	9,939,726	9,445,773
Account payable and accrued liabilities	1,666,756	993,848	1,184,246
Lease liabilities	10,008,346	10,588,519	9,822,224
Loans payable	15,262,520	12,431,803	9,998,536
Shareholder's equity (deficit) attributable to the shareholders of Greenbrook TMS	(9,023,100)	(3,718,322)	(1,382,465)
Shareholder's equity (deficit) attributable to non-controlling interest	(1,240,632)	(542,367)	(433,937)
Distributions paid to non-controlling interest	(1,838,380)	(1,518,130)	(1,010,130)
Partnership buyout	(496,659)	—	—
Subsidiary investment by non-controlling interest	—	270,885	45,716
Historical subsidiary investment by non-controlling interest	1,322,392	1,051,507	1,005,791

The following table summarizes the aggregate financial information for the above-noted entities for the years ended December 31, 2022, December 31, 2021 and December 31, 2020:

	December 31,	December 31,	December 31
	2022	2021	2020
Revenue	$23,126,027	$25,429,479	$20,119,714
Net (loss) income attributable to the shareholders of Greenbrook TMS	(3,934,970)	(2,019,797)	(3,128,682)
Net (loss) income attributable to non-controlling interest	(698,265)	(108,430)	(739,181)